Share Capital and Reserves - Summary of Ordinary Shares Repurchased (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Repurchased During The Period [Line Items]
Purchase of treasury shares	$ 1,153	$ 1,161	$ 220
Treasury Shares/own shares
Disclosure Of Share Repurchased During The Period [Line Items]
Number of Shares	29,755,861	17,829,602
Purchase of treasury shares	$ 1,170	$ 880	$ 220
Share repurchase programme | Treasury Shares/own shares
Disclosure Of Share Repurchased During The Period [Line Items]
Number of Shares	29,755,861	17,829,602
Purchase of treasury shares	$ 1,170	$ 880
Total	1,451	1,161
Share repurchase programme | Treasury Shares/own shares | Bank of America
Disclosure Of Share Repurchased During The Period [Line Items]
Financial liability	$ 281	$ 281